Leases - Summary of Future Minimum Payments under Finance Lease Contracts (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments under finance lease contracts	¥ 46,754	¥ 49,768
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments under finance lease contracts	8,783	8,550
Over 1 but less than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments under finance lease contracts	21,034	22,582
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Future minimum lease payments under finance lease contracts	¥ 16,936	¥ 18,635